Business combinations and disposals - Beverage Can Business (Details) $ in Millions		12 Months Ended
	Jun. 30, 2016 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business combinations
Annual revenue		$ 8,596	$ 7,014	$ 5,795
Assets acquired and liabilities assumed
Goodwill		2,201	2,088
Beverage Can
Business combinations
Annual revenue	$ 3,000
Assets acquired and liabilities assumed
Cash and cash equivalents	11
Property, plant and equipment	702
Intangible assets	1,431
Inventories	294
Trade and other receivables	367
Trade and other payables	(484)
Net deferred tax liability	(162)
Employee benefit obligations	(129)
Provisions	(42)
Total identifiable net assets	1,988
Goodwill	1,004
Total consideration	2,992
Beverage Can North America
Assets acquired and liabilities assumed
Goodwill expected to be deductible for tax purposes	$ 298
Europe | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	10
Number of end plants acquired | item	2
United States
Business combinations
Annual revenue		$ 3,261	$ 2,695	$ 2,227
United States | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	7
Number of end plants acquired | item	1
Brazil | Beverage Can
Business combinations
Number of beverage can manufacturing plants acquired | item	2